CERTIFICATION OF
              STRONG VARIABLE INSURANCE FUNDS, INC.
               on behalf of the following series:
                    Strong Advantage Fund II
                 Strong Asset Allocation Fund II
                    Strong Discovery Fund II
              Strong Government Securities Fund II
                      Strong Growth Fund II
               Strong International Stock Fund II


STRONG VARIABLE INSURANCE FUNDS, INC. (the "Registrant") does hereby certify as follows:

1. This Certification is made pursuant to Rule 497(j) of the Securities Act of 1933.

2. Reference is made to the Prospectus and Statement of Additional Information of the Strong Advantage Fund II, Strong Asset Allocation Fund II, Strong Discovery Fund II, Strong Government Securities Fund II, Strong Growth Fund II, and Strong International Stock Fund II each dated May 1, 1997 filed by the Registrant pursuant to Post-Effective Amendment No. 14 (File No. 33-45321; 811-6553), which was filed with the Securities and Exchange Commission on April 25, 1997 (the "Post-Effective Amendment").

3. The Post-Effective Amendment is the most recent post-effective amendment filed by the Registrant.

4. The form of each series Fund's Prospectus and Statement of Additional Information that would have been filed under Rule
497(c) of the Securities Act of 1933 would not have differed from that contained in the Post-Effective Amendment.

5. The text of the Post-Effective Amendment has been filed electronically.

                              STRONG VARIABLE INSURANCE FUNDS, INC.

                              /s/ John S. Weitzer
                              --------------------------
                              By:  John S. Weitzer
                              Title:  Vice President


Dated:  May 1, 1997